UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	1.11%
Actual		$ 1,000.00	$ 1,117.30	$ 5.83
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Class T	1.33%
Actual		$ 1,000.00	$ 1,116.40	$ 6.98
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class B	1.90%
Actual		$ 1,000.00	$ 1,113.30	$ 9.96
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.86%
Actual		$ 1,000.00	$ 1,113.00	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.57	$ 9.30
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,118.90	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Archer Daniels Midland Co.	1.5	1.5
Kroger Co.	1.4	1.5
FleetCor Technologies, Inc.	1.2	1.2
HSN, Inc.	1.1	1.5
Fiserv, Inc.	1.1	2.1
Time Warner, Inc.	1.1	1.5
Manpower, Inc.	1.0	0.0
H&R Block, Inc.	1.0	0.7
Southwest Airlines Co.	0.9	0.6
Equifax, Inc.	0.9	1.4
	11.2
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.8	18.7
Consumer Discretionary	20.8	28.3
Industrials	16.3	12.6
Financials	15.0	13.9
Health Care	8.8	4.6
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 98.3%		Stocks 99.9%
	Bonds 0.0%		Bonds 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	16.4%	** Foreign investments	19.5%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 3.1%
Delphi Automotive PLC	436,130	$ 22,107,430
Dorman Products, Inc.	90,980	4,151,417
Gentex Corp.	168,517	3,884,317
Johnson Controls, Inc.	513,489	18,377,771
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	70,484
Standard Motor Products, Inc.	376,449	12,927,259
Tenneco, Inc. (a)	545,808	24,714,186
		86,232,864
Automobiles - 0.5%
Harley-Davidson, Inc.	211,984	11,620,963
Winnebago Industries, Inc. (a)	100,650	2,112,644
		13,733,607
Distributors - 0.0%
LKQ Corp. (a)	37,139	956,329
Diversified Consumer Services - 2.5%
American Public Education, Inc. (a)	261,205	9,706,378
DeVry, Inc.	27,734	860,309
Grand Canyon Education, Inc. (a)	714,161	23,017,409
H&R Block, Inc.	982,895	27,275,336
Service Corp. International	406,000	7,320,180
Universal Technical Institute, Inc.	201,175	2,078,138
		70,257,750
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)	137,882	4,955,479
Bally Technologies, Inc. (a)	21,979	1,240,055
Bloomin' Brands, Inc.	141,521	3,521,042
Bravo Brio Restaurant Group, Inc. (a)	211,430	3,767,683
Brinker International, Inc.	296,173	11,678,101
Fiesta Restaurant Group, Inc. (a)	32,891	1,131,121
Interval Leisure Group, Inc.	126,707	2,524,003
Jubilant Foodworks Ltd. (a)	29,257	513,655
Noodles & Co.	2,500	91,875
Paddy Power PLC (Ireland)	50,139	4,302,165
Panera Bread Co. Class A (a)	819	152,285
Papa John's International, Inc. (a)	155,453	10,161,963
Ruth's Hospitality Group, Inc.	353,825	4,270,668
Texas Roadhouse, Inc. Class A	341,896	8,554,238
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
The Cheesecake Factory, Inc.	431,558	$ 18,077,965
Wyndham Worldwide Corp.	130,696	7,479,732
		82,422,030
Household Durables - 2.3%
ARNEST ONE Corp.	395,100	7,743,383
Harman International Industries, Inc.	191,606	10,385,045
Haseko Corp. (a)	2,639,000	3,215,037
Jarden Corp. (a)	502,947	22,003,931
Whirlpool Corp.	173,515	19,843,175
		63,190,571
Internet & Catalog Retail - 1.2%
HSN, Inc.	582,806	31,308,338
TripAdvisor, Inc. (a)	39,700	2,416,539
		33,724,877
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	31,497	2,992,215
Media - 2.6%
Cinemark Holdings, Inc.	195,169	5,449,118
Comcast Corp. Class A	107,065	4,483,882
Discovery Communications, Inc. (a)	318,159	24,565,056
KT Skylife Co. Ltd.	148,430	4,898,293
Sinclair Broadcast Group, Inc. Class A	25,015	734,941
Time Warner, Inc.	529,604	30,621,703
		70,752,993
Multiline Retail - 0.1%
Macy's, Inc.	78,300	3,758,400
Specialty Retail - 4.1%
Aarons, Inc. Class A	27,170	761,032
Asbury Automotive Group, Inc. (a)	132,757	5,323,556
Ascena Retail Group, Inc. (a)	65,900	1,149,955
Cabela's, Inc. Class A (a)	29,817	1,930,949
CST Brands, Inc. (a)(d)	495,717	15,273,041
Dick's Sporting Goods, Inc.	79,600	3,984,776
Foot Locker, Inc.	75,381	2,648,135
GNC Holdings, Inc.	81,900	3,620,799
Group 1 Automotive, Inc.	5,758	370,412
Guess?, Inc.	120,112	3,727,075
Lithia Motors, Inc. Class A (sub. vtg.)	378,333	20,168,932
Office Depot, Inc. (a)(d)	780,937	3,022,226
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Penske Automotive Group, Inc.	15,818	$ 483,082
PetSmart, Inc.	26,802	1,795,466
Rent-A-Center, Inc.	127,043	4,770,465
Ross Stores, Inc.	35,206	2,281,701
Signet Jewelers Ltd.	222,152	14,979,709
Sonic Automotive, Inc. Class A (sub. vtg.)	520,699	11,007,577
Staples, Inc.	326,700	5,181,462
The Men's Wearhouse, Inc.	103,003	3,898,664
TJX Companies, Inc.	143,855	7,201,381
Tsutsumi Jewelry Co. Ltd.	36,700	842,343
		114,422,738
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	78,500	8,495,206
Crocs, Inc. (a)	202,600	3,342,900
G-III Apparel Group Ltd. (a)	298,499	14,363,772
Page Industries Ltd.	8,386	577,053
PVH Corp.	64,142	8,020,957
		34,799,888
TOTAL CONSUMER DISCRETIONARY		577,244,262
CONSUMER STAPLES - 4.8%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc.	135,946	6,244,000
Food & Staples Retailing - 1.4%
Kroger Co.	1,116,748	38,572,476
Food Products - 2.6%
Archer Daniels Midland Co.	1,232,598	41,797,386
Britannia Industries Ltd.	82,351	932,748
ConAgra Foods, Inc.	200,337	6,997,771
Ingredion, Inc.	147,813	9,699,489
Lancaster Colony Corp.	21,960	1,712,660
Post Holdings, Inc. (a)	40,765	1,779,800
SunOpta, Inc. (a)	352,900	2,677,705
Want Want China Holdings Ltd.	5,470,000	7,701,394
		73,298,953
Household Products - 0.6%
Energizer Holdings, Inc.	111,502	11,207,066
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Jyothy Laboratories Ltd.	268,500	$ 812,270
Spectrum Brands Holdings, Inc.	58,433	3,323,085
		15,342,421
TOTAL CONSUMER STAPLES		133,457,850
ENERGY - 4.1%
Energy Equipment & Services - 1.7%
Dresser-Rand Group, Inc. (a)	158,486	9,505,990
Ensco PLC Class A	209,166	12,156,728
McDermott International, Inc. (a)	348,872	2,853,773
Noble Corp.	232,987	8,755,651
Oceaneering International, Inc.	80,633	5,821,703
Oil States International, Inc. (a)	51,526	4,773,369
TETRA Technologies, Inc. (a)	159,352	1,634,952
Unit Corp. (a)	41,764	1,778,311
		47,280,477
Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.	35,196	2,950,481
Canadian Natural Resources Ltd.	159,100	4,485,419
Continental Resources, Inc. (a)	18,921	1,628,341
Denbury Resources, Inc. (a)	341,668	5,917,690
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Energen Corp.	146,765	7,669,939
Energy XXI (Bermuda) Ltd.	105,353	2,336,730
Marathon Oil Corp.	248,589	8,596,208
Marathon Petroleum Corp.	117,053	8,317,786
Oasis Petroleum, Inc. (a)	173,700	6,751,719
Phillips 66	54,960	3,237,694
Rosetta Resources, Inc. (a)	161,309	6,858,859
Valero Energy Corp.	60,320	2,097,326
Whiting Petroleum Corp. (a)	115,116	5,305,696
		66,153,889
TOTAL ENERGY		113,434,366
FINANCIALS - 14.8%
Capital Markets - 4.8%
Affiliated Managers Group, Inc. (a)	44,057	7,222,705
AllianceBernstein Holding LP	666,877	13,884,379
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Ameriprise Financial, Inc.	41,600	$ 3,364,608
BlackRock, Inc. Class A	96,455	24,774,467
E*TRADE Financial Corp. (a)	164,700	2,085,102
Invesco Ltd.	745,437	23,704,897
Janus Capital Group, Inc.	186,900	1,590,519
Marusan Securities Co. Ltd.	356,000	2,175,986
Monex Group, Inc.	12,735	4,598,523
SEI Investments Co.	849,059	24,138,747
The Blackstone Group LP	750,700	15,809,742
Virtus Investment Partners, Inc. (a)	24,581	4,332,893
Waddell & Reed Financial, Inc. Class A	89,900	3,910,650
Walter Investment Management Corp. (a)	83,174	2,812,113
		134,405,331
Commercial Banks - 3.8%
BB&T Corp.	91,518	3,100,630
City National Corp.	61,195	3,877,927
Comerica, Inc.	290,200	11,558,666
Commerce Bancshares, Inc.	236,610	10,306,732
Cullen/Frost Bankers, Inc.	43,484	2,903,427
East West Bancorp, Inc.	128,335	3,529,213
First Commonwealth Financial Corp.	209,787	1,546,130
First Niagara Financial Group, Inc.	1,172,537	11,807,448
Huntington Bancshares, Inc.	2,627,116	20,701,674
IBERIABANK Corp.	48,100	2,578,641
PrivateBancorp, Inc.	495,948	10,519,057
SCBT Financial Corp. (d)	20,077	1,011,680
Shinsei Bank Ltd.	5,274,000	11,976,458
SunTrust Banks, Inc.	256,871	8,109,417
Synovus Financial Corp.	896,227	2,616,983
		106,144,083
Consumer Finance - 2.1%
ACOM Co. Ltd. (a)	123,860	3,940,314
American Express Co.	102,500	7,662,900
Credit Acceptance Corp. (a)	83,277	8,748,249
Credit Saison Co. Ltd.	124,600	3,130,833
Discover Financial Services	36,528	1,740,194
First Cash Financial Services, Inc. (a)	27,559	1,356,178
Hitachi Capital Corp.	217,200	4,292,273
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Portfolio Recovery Associates, Inc. (a)	83,754	$ 12,867,127
SLM Corp.	599,915	13,714,057
		57,452,125
Diversified Financial Services - 0.3%
CRISIL Ltd.	45,808	854,019
ORIX Corp.	398,200	5,434,124
The NASDAQ Stock Market, Inc.	62,468	2,048,326
		8,336,469
Insurance - 1.4%
Assured Guaranty Ltd.	279,670	6,169,520
Hanover Insurance Group, Inc.	89,375	4,373,119
Lincoln National Corp.	61,945	2,259,134
Old Republic International Corp.	931,900	11,993,553
Protective Life Corp.	213,939	8,217,397
Reinsurance Group of America, Inc.	93,985	6,495,303
		39,508,026
Real Estate Investment Trusts - 0.3%
Coresite Realty Corp.	173,846	5,530,041
Corrections Corp. of America	38,039	1,288,381
Extra Space Storage, Inc.	15,229	638,552
Kite Realty Group Trust	227,829	1,373,809
		8,830,783
Real Estate Management & Development - 1.5%
Altisource Asset Management Corp. (a)	25,603	6,912,810
Altisource Portfolio Solutions SA	131,452	12,367,004
Altisource Residential Corp. Class B (a)	85,344	1,424,391
Jones Lang LaSalle, Inc.	171,606	15,640,171
Wharf Holdings Ltd.	632,000	5,312,807
		41,657,183
Thrifts & Mortgage Finance - 0.6%
Nationstar Mortgage Holdings, Inc. (a)(d)	323,980	12,129,811
Ocwen Financial Corp. (a)	83,053	3,423,445
		15,553,256
TOTAL FINANCIALS		411,887,256
HEALTH CARE - 8.8%
Biotechnology - 2.0%
Amgen, Inc.	71,700	7,073,922
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	11,300	$ 2,431,760
Celgene Corp. (a)	41,685	4,873,393
InterMune, Inc. (a)	119,399	1,148,618
Puma Biotechnology, Inc. (a)	23,000	1,020,510
Regeneron Pharmaceuticals, Inc. (a)	9,886	2,223,164
United Therapeutics Corp. (a)	359,523	23,663,804
Vertex Pharmaceuticals, Inc. (a)	161,806	12,923,445
		55,358,616
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	2,451,349	22,724,005
Greatbatch, Inc. (a)	147,053	4,821,868
Hill-Rom Holdings, Inc.	136,123	4,584,623
Hologic, Inc. (a)	31,479	607,545
St. Jude Medical, Inc.	86,871	3,963,924
Stryker Corp.	246,100	15,917,748
SurModics, Inc. (a)	112,118	2,243,481
Trinity Biotech PLC sponsored ADR	318,868	5,372,926
		60,236,120
Health Care Providers & Services - 2.5%
AMN Healthcare Services, Inc. (a)	608,020	8,706,846
Community Health Systems, Inc.	287,237	13,465,671
HCA Holdings, Inc.	283,378	10,218,611
Health Management Associates, Inc. Class A (a)	623,651	9,803,794
Health Net, Inc. (a)	71,200	2,265,584
Healthways, Inc. (a)	158,819	2,760,274
Humana, Inc.	4,512	380,723
Miraca Holdings, Inc.	105,000	4,825,058
Omnicare, Inc.	79,666	3,800,865
PharMerica Corp. (a)	31,159	431,864
Team Health Holdings, Inc. (a)	11,494	472,059
Tenet Healthcare Corp. (a)	167,232	7,709,395
VCA Antech, Inc. (a)	227,798	5,943,250
		70,783,994
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	394,251	6,367,154
Cambrex Corp. (a)	88,764	1,240,033
Thermo Fisher Scientific, Inc.	200,138	16,937,679
		24,544,866
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.2%
Actavis, Inc. (a)	111,100	$ 14,023,042
Cadila Healthcare Ltd.	1	7
Hospira, Inc. (a)	101,500	3,888,465
Jazz Pharmaceuticals PLC (a)	76,505	5,258,189
Valeant Pharmaceuticals International, Inc. (Canada) (a)	131,200	11,312,367
		34,482,070
TOTAL HEALTH CARE		245,405,666
INDUSTRIALS - 16.3%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. (a)	102,700	6,478,316
Esterline Technologies Corp. (a)	106,134	7,672,427
Hexcel Corp. (a)	126,518	4,307,938
Precision Castparts Corp.	7,300	1,649,873
Textron, Inc.	127,900	3,331,795
Triumph Group, Inc.	42,951	3,399,572
		26,839,921
Air Freight & Logistics - 0.2%
Forward Air Corp.	34,156	1,307,492
Hub Group, Inc. Class A (a)	98,192	3,576,153
		4,883,645
Airlines - 2.4%
Alaska Air Group, Inc. (a)	142,979	7,434,908
Copa Holdings SA Class A	118,332	15,515,692
Delta Air Lines, Inc.	444,363	8,314,032
Ryanair Holdings PLC sponsored ADR	98,830	5,092,710
Southwest Airlines Co.	2,038,911	26,281,563
Spirit Airlines, Inc. (a)	104,715	3,326,796
		65,965,701
Building Products - 0.0%
Gibraltar Industries, Inc. (a)	47,479	691,294
Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	86,655	2,668,974
Edenred SA	19,134	585,286
G&K Services, Inc. Class A	74,888	3,564,669
Mine Safety Appliances Co.	16,700	777,385
Performant Financial Corp.	68,087	789,128
Republic Services, Inc.	309,684	10,510,675
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Steelcase, Inc. Class A	239,968	$ 3,498,733
UniFirst Corp.	54,178	4,943,743
West Corp.	75,100	1,662,714
		29,001,307
Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	146,534	3,390,797
Fluor Corp.	304,097	18,035,993
Foster Wheeler AG (a)	347,618	7,546,787
Tutor Perini Corp. (a)	80,586	1,457,801
URS Corp.	129,035	6,093,033
		36,524,411
Electrical Equipment - 0.8%
AMETEK, Inc.	58,264	2,464,567
EnerSys	42,645	2,091,311
Generac Holdings, Inc.	406,782	15,055,002
Roper Industries, Inc.	18,020	2,238,444
		21,849,324
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	267,576	16,672,661
Max India Ltd.	969,288	3,256,305
		19,928,966
Machinery - 2.4%
AGCO Corp.	152,962	7,677,163
Crane Co.	145,020	8,689,598
Harsco Corp.	197,198	4,573,022
IDEX Corp.	38,754	2,085,353
Ingersoll-Rand PLC	459,072	25,487,677
Joy Global, Inc.	14,800	718,244
Kitz Corp.	74,700	371,608
Pentair Ltd.	28,629	1,651,607
Snap-On, Inc.	89,936	8,038,480
Terex Corp. (a)	180,542	4,748,255
Woodward, Inc.	76,919	3,076,760
		67,117,767
Professional Services - 4.2%
Corporate Executive Board Co.	134,335	8,492,659
Dun & Bradstreet Corp.	208,290	20,297,861
Equifax, Inc.	444,697	26,205,994
Insperity, Inc.	71,663	2,171,389
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Kelly Services, Inc. Class A (non-vtg.)	277,518	$ 4,848,239
Manpower, Inc.	503,114	27,570,647
Nielsen Holdings B.V.	401,634	13,490,886
Randstad Holding NV	81,600	3,345,761
Towers Watson & Co.	87,844	7,197,937
TrueBlue, Inc. (a)	199,146	4,192,023
		117,813,396
Road & Rail - 1.7%
Con-way, Inc.	499,287	19,452,222
Hertz Global Holdings, Inc. (a)	851,140	21,108,272
Old Dominion Freight Lines, Inc. (a)	85,686	3,566,251
Roadrunner Transportation Systems, Inc. (a)	93,362	2,599,198
		46,725,943
Trading Companies & Distributors - 0.5%
CAI International, Inc. (a)	228,187	5,378,368
United Rentals, Inc. (a)	192,841	9,624,694
		15,003,062
TOTAL INDUSTRIALS		452,344,737
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. (a)	1,191,422	6,862,591
Finisar Corp. (a)	142,982	2,423,545
Juniper Networks, Inc. (a)	841,090	16,241,448
Motorola Solutions, Inc.	39,600	2,286,108
		27,813,692
Computers & Peripherals - 0.9%
Cray, Inc. (a)	175,295	3,442,794
Diebold, Inc.	98,500	3,318,465
EMC Corp.	503,181	11,885,135
Gemalto NV (d)	16,748	1,516,410
NCR Corp. (a)	147,657	4,871,204
		25,034,008
Electronic Equipment & Components - 3.8%
Arrow Electronics, Inc. (a)	479,693	19,115,766
Avnet, Inc. (a)	278,357	9,352,795
Benchmark Electronics, Inc. (a)	224,251	4,507,445
Flextronics International Ltd. (a)	2,361,970	18,281,648
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Jabil Circuit, Inc.	729,692	$ 14,871,123
Plexus Corp. (a)	13,789	412,153
TE Connectivity Ltd.	525,542	23,933,183
Tech Data Corp. (a)	120,633	5,680,608
Universal Display Corp. (a)	36,651	1,030,260
Vishay Intertechnology, Inc. (a)(d)	555,209	7,711,853
		104,896,834
Internet Software & Services - 0.8%
Angie's List, Inc. (a)	129,900	3,448,845
Mail.Ru Group Ltd. GDR (Reg. S)	139,300	3,992,338
Web.com Group, Inc. (a)	179,478	4,594,637
Yahoo!, Inc. (a)	343,100	8,615,241
		20,651,061
IT Services - 7.9%
Alliance Data Systems Corp. (a)(d)	141,228	25,566,505
Computer Task Group, Inc.	344,057	7,902,989
CoreLogic, Inc. (a)	43,906	1,017,302
Euronet Worldwide, Inc. (a)	429,567	13,686,005
Fidelity National Information Services, Inc.	503,276	21,560,344
Fiserv, Inc. (a)	351,442	30,719,545
FleetCor Technologies, Inc. (a)	396,093	32,202,361
Gartner, Inc. Class A (a)	205,180	11,693,208
Genpact Ltd.	304,573	5,859,985
Heartland Payment Systems, Inc.	133,325	4,966,356
Jack Henry & Associates, Inc.	59,800	2,818,374
NeuStar, Inc. Class A (a)	343,342	16,713,889
Sapient Corp. (a)	922,329	12,045,617
Teletech Holdings, Inc. (a)	598,529	14,023,534
Vantiv, Inc. (a)	137,700	3,800,520
VeriFone Systems, Inc. (a)	98,356	1,653,364
Visa, Inc. Class A	77,086	14,087,467
		220,317,365
Semiconductors & Semiconductor Equipment - 5.2%
ASML Holding NV	58,491	4,626,638
Avago Technologies Ltd.	298,448	11,155,986
Broadcom Corp. Class A	328,589	11,093,165
Entegris, Inc. (a)	278,432	2,614,476
Freescale Semiconductor Holdings I Ltd. (a)(d)	1,287,980	17,452,129
Integrated Device Technology, Inc. (a)	250,608	1,989,828
International Rectifier Corp. (a)	158,648	3,322,089
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp.	103,706	$ 5,779,535
Lam Research Corp. (a)	362,429	16,070,102
LSI Corp. (a)	1,018,972	7,275,460
NVIDIA Corp.	1,101,080	15,448,152
PDF Solutions, Inc. (a)	417,470	7,693,972
PMC-Sierra, Inc. (a)	808,190	5,132,007
Semtech Corp. (a)	143,210	5,016,646
Skyworks Solutions, Inc. (a)	868,456	19,010,502
SunEdison, Inc. (a)	304,362	2,486,638
Taiwan Semiconductor Manufacturing Co. Ltd.	1,395,000	5,050,203
Teradyne, Inc. (a)	196,300	3,448,991
		144,666,519
Software - 3.2%
Autodesk, Inc. (a)	127,700	4,334,138
Compuware Corp.	780,845	8,081,746
Electronic Arts, Inc. (a)	904,410	20,774,298
Intuit, Inc.	348,893	21,292,940
Mentor Graphics Corp.	1,060,893	20,740,458
Symantec Corp.	587,279	13,196,159
Take-Two Interactive Software, Inc. (a)	75,501	1,130,250
		89,549,989
TOTAL INFORMATION TECHNOLOGY		632,929,468
MATERIALS - 5.5%
Chemicals - 2.7%
Albemarle Corp.	216,042	13,457,256
Ashland, Inc.	131,531	10,982,839
Axiall Corp.	21,640	921,431
Berger Paints India Ltd.	89,662	345,647
Cytec Industries, Inc.	7,388	541,171
Eastman Chemical Co.	14,848	1,039,508
FMC Corp.	24,922	1,521,737
Landec Corp. (a)	382,108	5,047,647
LyondellBasell Industries NV Class A	261,914	17,354,422
Olin Corp.	277,070	6,627,514
Pidilite Industries Ltd. (a)	915,672	4,109,780
PolyOne Corp.	297,083	7,361,717
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Valspar Corp.	16,247	$ 1,050,693
W.R. Grace & Co. (a)	60,686	5,100,051
		75,461,413
Construction Materials - 0.0%
Eagle Materials, Inc.	17,600	1,166,352
Containers & Packaging - 0.6%
Packaging Corp. of America	68,300	3,343,968
Rock-Tenn Co. Class A	122,500	12,235,300
		15,579,268
Metals & Mining - 1.4%
Barrick Gold Corp.	113,100	1,785,167
Compass Minerals International, Inc.	20,402	1,724,581
Detour Gold Corp. (a)	76,700	601,669
Goldcorp, Inc.	294,700	7,319,163
IAMGOLD Corp.	835,995	3,513,452
Kinross Gold Corp.	461,800	2,366,741
New Gold, Inc. (a)	977,900	6,332,128
Newmont Mining Corp.	117,363	3,515,022
Osisko Mining Corp. (a)	1,446,300	4,785,703
Royal Gold, Inc.	90,073	3,790,272
Yamana Gold, Inc.	217,016	2,069,669
		37,803,567
Paper & Forest Products - 0.8%
Boise Cascade Co.	193,090	4,906,417
International Paper Co.	426,873	18,914,743
		23,821,160
TOTAL MATERIALS		153,831,760
UTILITIES - 0.2%
Gas Utilities - 0.2%
Towngas China Co. Ltd.	562,000	559,388
UGI Corp.	148,980	5,826,608
		6,385,996
TOTAL COMMON STOCKS (Cost $2,305,089,694)		2,726,921,361
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	2,423	$ 2,289,735
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	140,930	3,671,227
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,669,047)		5,960,962
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.13% (b)	82,478,882	82,478,882
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	46,641,321	46,641,321
TOTAL MONEY MARKET FUNDS (Cost $129,120,203)		129,120,203
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $2,438,878,944)		2,862,002,526
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(82,043,738)
NET ASSETS - 100%		$ 2,779,958,788
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,289,735 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 65,292
Fidelity Securities Lending Cash Central Fund	141,472
Total	$ 206,764
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 577,244,262	$ 565,443,499	$ 11,800,763	$ -
Consumer Staples	133,457,850	133,457,850	-	-
Energy	113,434,366	113,434,365	1	-
Financials	417,848,218	380,009,972	37,838,246	-
Health Care	245,405,666	240,580,608	4,825,058	-
Industrials	452,344,737	451,973,129	371,608	-
Information Technology	632,929,468	627,879,265	5,050,203	-
Materials	153,831,760	153,831,760	-	-
Utilities	6,385,996	6,385,996	-	-
Money Market Funds	129,120,203	129,120,203	-	-
Total Investments in Securities:	$ 2,862,002,526	$ 2,802,116,647	$ 59,885,879	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 83,042,185
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.6%
Bermuda	2.4%
Japan	1.9%
Canada	1.8%
Ireland	1.7%
Netherlands	1.5%
Switzerland	1.5%
Singapore	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,473,229) - See accompanying schedule: Unaffiliated issuers (cost $2,309,758,741)	$ 2,732,882,323
Fidelity Central Funds (cost $129,120,203)	129,120,203
Total Investments (cost $2,438,878,944)		$ 2,862,002,526
Cash		81,594
Foreign currency held at value (cost $1,031,586)		1,031,671
Receivable for investments sold		19,788,152
Receivable for fund shares sold		4,234,805
Dividends receivable		1,520,041
Interest receivable		2,302
Distributions receivable from Fidelity Central Funds		41,943
Other receivables		68,185
Total assets		2,888,771,219

Liabilities
Payable for investments purchased	$ 56,301,264
Payable for fund shares redeemed	3,206,178
Accrued management fee	1,293,528
Distribution and service plan fees payable	616,329
Other affiliated payables	698,748
Other payables and accrued expenses	55,063
Collateral on securities loaned, at value	46,641,321
Total liabilities		108,812,431

Net Assets		$ 2,779,958,788
Net Assets consist of:
Paid in capital		$ 2,158,183,578
Undistributed net investment income		3,098,836
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		195,553,337
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		423,123,037
Net Assets		$ 2,779,958,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($958,446,300 ÷ 49,845,068 shares)	$ 19.23

Maximum offering price per share (100/94.25 of $19.23)	$ 20.40
Class T: Net Asset Value and redemption price per share ($400,751,978 ÷ 21,098,679 shares)	$ 18.99

Maximum offering price per share (100/96.50 of $18.99)	$ 19.68
Class B: Net Asset Value and offering price per share ($36,794,676 ÷ 2,024,051 shares)A	$ 18.18

Class C: Net Asset Value and offering price per share ($252,463,092 ÷ 13,863,155 shares)A	$ 18.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,131,502,742 ÷ 57,853,422 shares)	$ 19.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 18,335,503
Interest		2,473
Income from Fidelity Central Funds		206,764
Total income		18,544,740

Expenses
Management fee	$ 7,605,278
Transfer agent fees	3,704,044
Distribution and service plan fees	3,686,047
Accounting and security lending fees	408,297
Custodian fees and expenses	55,419
Independent trustees' compensation	8,210
Registration fees	73,443
Audit	56,338
Legal	2,852
Interest	711
Miscellaneous	15,471
Total expenses before reductions	15,616,110
Expense reductions	(200,832)	15,415,278
Net investment income (loss)		3,129,462
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	212,226,515
Foreign currency transactions	14,884
Total net realized gain (loss)		212,241,399
Change in net unrealized appreciation (depreciation) on: Investment securities	82,073,318
Assets and liabilities in foreign currencies	(3,479)
Total change in net unrealized appreciation (depreciation)		82,069,839
Net gain (loss)		294,311,238
Net increase (decrease) in net assets resulting from operations		$ 297,440,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,129,462	$ 10,906,709
Net realized gain (loss)	212,241,399	233,160,212
Change in net unrealized appreciation (depreciation)	82,069,839	142,230,013
Net increase (decrease) in net assets resulting from operations	297,440,700	386,296,934
Distributions to shareholders from net investment income	-	(1,913,985)
Distributions to shareholders from net realized gain	(34,338,579)	(125,035,080)
Total distributions	(34,338,579)	(126,949,065)
Share transactions - net increase (decrease)	(45,778,094)	(729,148,287)
Total increase (decrease) in net assets	217,324,027	(469,800,418)

Net Assets
Beginning of period	2,562,634,761	3,032,435,179
End of period (including undistributed net investment income of $3,098,836 and accumulated net investment loss of $30,626, respectively)	$ 2,779,958,788	$ 2,562,634,761

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 16.02	$ 17.90	$ 14.17	$ 10.30	$ 17.05
Income from Investment Operations
Net investment income (loss) E	.02	.07	(.05)	(.02)	- K	.01
Net realized and unrealized gain (loss)	2.02	2.22	(1.83)	3.78	3.93	(6.68)
Total from investment operations	2.04	2.29	(1.88)	3.76	3.93	(6.67)
Distributions from net realized gain	(.24)	(.88)	-	(.03)	(.06)	(.08)
Net asset value, end of period	$ 19.23	$ 17.43	$ 16.02	$ 17.90	$ 14.17	$ 10.30
Total Return B, C, D	11.73%	14.41%	(10.50)%	26.56%	38.17%	(39.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.15%	1.16%	1.16%	1.18%	1.22%
Expenses net of fee waivers, if any	1.11% A	1.15%	1.16%	1.16%	1.18%	1.22%
Expenses net of all reductions	1.09% A	1.13%	1.15%	1.15%	1.17%	1.21%
Net investment income (loss)	.26% A	.38%	(.27)%	(.13)%	-% H	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 958,446	$ 929,707	$ 1,323,551	$ 1,525,295	$ 790,594	$ 515,659
Portfolio turnover rate G	135% A	186%	80%	42%	60%	147% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 15.88	$ 17.79	$ 14.11	$ 10.26	$ 17.01
Income from Investment Operations
Net investment income (loss) E	-J	.03	(.08)	(.05)	(.03)	(.03)
Net realized and unrealized gain (loss)	2.00	2.20	(1.83)	3.76	3.91	(6.64)
Total from investment operations	2.00	2.23	(1.91)	3.71	3.88	(6.67)
Distributions from net realized gain	(.24)	(.88)	-	(.03)	(.03)	(.08)
Net asset value, end of period	$ 18.99	$ 17.23	$ 15.88	$ 17.79	$ 14.11	$ 10.26
Total Return B, C, D	11.64%	14.16%	(10.74)%	26.31%	37.82%	(39.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.35%	1.35%	1.37%	1.42%	1.43%
Expenses net of fee waivers, if any	1.33% A	1.35%	1.35%	1.37%	1.42%	1.43%
Expenses net of all reductions	1.31% A	1.33%	1.34%	1.37%	1.41%	1.42%
Net investment income (loss)	.04% A	.18%	(.46)%	(.34)%	(.23)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400,752	$ 388,598	$ 420,604	$ 523,899	$ 416,952	$ 311,520
Portfolio turnover rate G	135% A	186%	80%	42%	60%	147% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 15.37	$ 17.31	$ 13.81	$ 10.07	$ 16.79
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	(.17)	(.13)	(.09)	(.10)
Net realized and unrealized gain (loss)	1.92	2.12	(1.77)	3.66	3.83	(6.54)
Total from investment operations	1.87	2.06	(1.94)	3.53	3.74	(6.64)
Distributions from net realized gain	(.24)	(.88)	-	(.03)	-	(.08)
Net asset value, end of period	$ 18.18	$ 16.55	$ 15.37	$ 17.31	$ 13.81	$ 10.07
Total Return B, C, D	11.33%	13.52%	(11.21)%	25.58%	37.14%	(39.73)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	1.91%	1.91%	1.91%	1.96%	1.99%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.91%	1.91%	1.96%	1.99%
Expenses net of all reductions	1.89% A	1.88%	1.90%	1.91%	1.95%	1.98%
Net investment income (loss)	(.54)% A	(.38)%	(1.02)%	(.88)%	(.78)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,795	$ 43,996	$ 57,534	$ 83,330	$ 73,184	$ 57,954
Portfolio turnover rate G	135% A	186%	80%	42%	60%	147% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.58	$ 15.39	$ 17.32	$ 13.81	$ 10.07	$ 16.80
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.17)	(.13)	(.09)	(.10)
Net realized and unrealized gain (loss)	1.91	2.13	(1.76)	3.67	3.83	(6.55)
Total from investment operations	1.87	2.07	(1.93)	3.54	3.74	(6.65)
Distributions from net realized gain	(.24)	(.88)	-	(.03)	-	(.08)
Net asset value, end of period	$ 18.21	$ 16.58	$ 15.39	$ 17.32	$ 13.81	$ 10.07
Total Return B, C, D	11.30%	13.57%	(11.14)%	25.65%	37.14%	(39.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.88%	1.87%	1.88%	1.94%	1.98%
Expenses net of fee waivers, if any	1.86% A	1.88%	1.87%	1.88%	1.94%	1.98%
Expenses net of all reductions	1.85% A	1.86%	1.86%	1.88%	1.93%	1.97%
Net investment income (loss)	(.49)% A	(.35)%	(.98)%	(.85)%	(.76)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,463	$ 233,542	$ 258,215	$ 299,688	$ 217,164	$ 156,528
Portfolio turnover rate G	135% A	186%	80%	42%	60%	147% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.70	$ 16.25	$ 18.12	$ 14.31	$ 10.39	$ 17.15
Income from Investment Operations
Net investment income (loss) D	.05	.11	- I	.02	.03	.04
Net realized and unrealized gain (loss)	2.05	2.26	(1.87)	3.82	3.98	(6.72)
Total from investment operations	2.10	2.37	(1.87)	3.84	4.01	(6.68)
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	(.24)	(.88)	-	(.03)	(.09)	(.08)
Total distributions	(.24)	(.92)	-	(.03)	(.09)	(.08)
Net asset value, end of period	$ 19.56	$ 17.70	$ 16.25	$ 18.12	$ 14.31	$ 10.39
Total Return B, C	11.89%	14.67%	(10.32)%	26.86%	38.55%	(39.13)%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.90%	.90%	.90%	.95%	.97%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	.95%	.97%
Expenses net of all reductions	.88% A	.88%	.89%	.90%	.94%	.96%
Net investment income (loss)	.47% A	.63%	(.02)%	.13%	.23%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,131,503	$ 966,792	$ 972,531	$ 950,940	$ 535,875	$ 402,675
Portfolio turnover rate F	135% A	186%	80%	42%	60%	147% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In June 2013, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class Z on or about August 13, 2013. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 470,408,969
Gross unrealized depreciation	(52,215,015)
Net unrealized appreciation (depreciation) on securities and other investments	$ 418,193,954

Tax cost	$ 2,443,808,572

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (6,808,536)

The Fund acquired $6,808,536 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,790,278,081 and $1,910,983,463, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,213,646	$ 25,449
Class T	.25%	.25%	1,015,890	16,318
Class B	.75%	.25%	208,628	157,600
Class C	.75%	.25%	1,247,883	102,079
			$ 3,686,047	$ 301,446

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 90,131
Class T	14,135
Class B*	17,707
Class C*	7,846
$ 129,819

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,256,743.26
Class T	467,472.23
Class B	63,138.30
Class C	326,249.26
Institutional Class	1,590,442.30
	$ 3,704,044

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,388 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,028,000.39%		$ 711

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,564 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $141,472, including $1,114 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $200,806 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Institutional Class	$ -	$ 1,913,985
From net realized gain
Class A	$ 12,291,567	$ 45,477,477
Class T	5,192,632	19,107,017
Class B	597,799	2,284,191
Class C	3,291,573	11,934,510
Institutional Class	12,965,008	46,231,885
Total	$ 34,338,579	$ 125,035,080

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Class A
Shares sold	3,871,114	13,667,395	$ 72,731,601	$ 238,850,934
Reinvestment of distributions	627,449	2,506,427	11,620,373	42,859,902
Shares redeemed	(8,006,236)	(45,454,317)	(150,205,098)	(789,341,888)
Net increase (decrease)	(3,507,673)	(29,280,495)	$ (65,853,124)	$ (507,631,052)
Class T
Shares sold	1,832,666	3,527,446	$ 34,160,901	$ 61,068,430
Reinvestment of distributions	269,479	1,072,407	4,934,161	18,134,396
Shares redeemed	(3,550,681)	(8,536,501)	(66,012,073)	(147,707,318)
Net increase (decrease)	(1,448,536)	(3,936,648)	$ (26,917,011)	$ (68,504,492)
Class B
Shares sold	24,786	46,541	$ 439,124	$ 777,999
Reinvestment of distributions	31,707	130,661	556,766	2,123,240
Shares redeemed	(690,607)	(1,262,788)	(12,290,811)	(21,119,676)
Net increase (decrease)	(634,114)	(1,085,586)	$ (11,294,921)	$ (18,218,437)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Class C
Shares sold	935,951	1,456,138	$ 16,661,160	$ 24,388,070
Reinvestment of distributions	167,324	653,779	2,943,231	10,636,987
Shares redeemed	(1,328,574)	(4,803,300)	(23,675,606)	(80,054,915)
Net increase (decrease)	(225,299)	(2,693,383)	$ (4,071,215)	$ (45,029,858)
Institutional Class
Shares sold	8,861,253	14,326,778	$ 170,151,160	$ 254,086,166
Reinvestment of distributions	629,730	2,506,041	11,851,280	43,613,938
Shares redeemed	(6,252,434)	(22,067,425)	(119,644,263)	(387,464,552)
Net increase (decrease)	3,238,549	(5,234,606)	$ 62,358,177	$ (89,764,448)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
Company (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMP-USAN-0813
1.801445.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap II

Fund - Institutional Class

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	1.11%
Actual		$ 1,000.00	$ 1,117.30	$ 5.83
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Class T	1.33%
Actual		$ 1,000.00	$ 1,116.40	$ 6.98
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.66
Class B	1.90%
Actual		$ 1,000.00	$ 1,113.30	$ 9.96
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.86%
Actual		$ 1,000.00	$ 1,113.00	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.57	$ 9.30
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,118.90	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Archer Daniels Midland Co.	1.5	1.5
Kroger Co.	1.4	1.5
FleetCor Technologies, Inc.	1.2	1.2
HSN, Inc.	1.1	1.5
Fiserv, Inc.	1.1	2.1
Time Warner, Inc.	1.1	1.5
Manpower, Inc.	1.0	0.0
H&R Block, Inc.	1.0	0.7
Southwest Airlines Co.	0.9	0.6
Equifax, Inc.	0.9	1.4
	11.2
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.8	18.7
Consumer Discretionary	20.8	28.3
Industrials	16.3	12.6
Financials	15.0	13.9
Health Care	8.8	4.6
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 98.3%		Stocks 99.9%
	Bonds 0.0%		Bonds 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Foreign investments	16.4%	** Foreign investments	19.5%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 3.1%
Delphi Automotive PLC	436,130	$ 22,107,430
Dorman Products, Inc.	90,980	4,151,417
Gentex Corp.	168,517	3,884,317
Johnson Controls, Inc.	513,489	18,377,771
New Focus Auto Tech Holdings Ltd. (a)	1,071,910	70,484
Standard Motor Products, Inc.	376,449	12,927,259
Tenneco, Inc. (a)	545,808	24,714,186
		86,232,864
Automobiles - 0.5%
Harley-Davidson, Inc.	211,984	11,620,963
Winnebago Industries, Inc. (a)	100,650	2,112,644
		13,733,607
Distributors - 0.0%
LKQ Corp. (a)	37,139	956,329
Diversified Consumer Services - 2.5%
American Public Education, Inc. (a)	261,205	9,706,378
DeVry, Inc.	27,734	860,309
Grand Canyon Education, Inc. (a)	714,161	23,017,409
H&R Block, Inc.	982,895	27,275,336
Service Corp. International	406,000	7,320,180
Universal Technical Institute, Inc.	201,175	2,078,138
		70,257,750
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)	137,882	4,955,479
Bally Technologies, Inc. (a)	21,979	1,240,055
Bloomin' Brands, Inc.	141,521	3,521,042
Bravo Brio Restaurant Group, Inc. (a)	211,430	3,767,683
Brinker International, Inc.	296,173	11,678,101
Fiesta Restaurant Group, Inc. (a)	32,891	1,131,121
Interval Leisure Group, Inc.	126,707	2,524,003
Jubilant Foodworks Ltd. (a)	29,257	513,655
Noodles & Co.	2,500	91,875
Paddy Power PLC (Ireland)	50,139	4,302,165
Panera Bread Co. Class A (a)	819	152,285
Papa John's International, Inc. (a)	155,453	10,161,963
Ruth's Hospitality Group, Inc.	353,825	4,270,668
Texas Roadhouse, Inc. Class A	341,896	8,554,238
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
The Cheesecake Factory, Inc.	431,558	$ 18,077,965
Wyndham Worldwide Corp.	130,696	7,479,732
		82,422,030
Household Durables - 2.3%
ARNEST ONE Corp.	395,100	7,743,383
Harman International Industries, Inc.	191,606	10,385,045
Haseko Corp. (a)	2,639,000	3,215,037
Jarden Corp. (a)	502,947	22,003,931
Whirlpool Corp.	173,515	19,843,175
		63,190,571
Internet & Catalog Retail - 1.2%
HSN, Inc.	582,806	31,308,338
TripAdvisor, Inc. (a)	39,700	2,416,539
		33,724,877
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	31,497	2,992,215
Media - 2.6%
Cinemark Holdings, Inc.	195,169	5,449,118
Comcast Corp. Class A	107,065	4,483,882
Discovery Communications, Inc. (a)	318,159	24,565,056
KT Skylife Co. Ltd.	148,430	4,898,293
Sinclair Broadcast Group, Inc. Class A	25,015	734,941
Time Warner, Inc.	529,604	30,621,703
		70,752,993
Multiline Retail - 0.1%
Macy's, Inc.	78,300	3,758,400
Specialty Retail - 4.1%
Aarons, Inc. Class A	27,170	761,032
Asbury Automotive Group, Inc. (a)	132,757	5,323,556
Ascena Retail Group, Inc. (a)	65,900	1,149,955
Cabela's, Inc. Class A (a)	29,817	1,930,949
CST Brands, Inc. (a)(d)	495,717	15,273,041
Dick's Sporting Goods, Inc.	79,600	3,984,776
Foot Locker, Inc.	75,381	2,648,135
GNC Holdings, Inc.	81,900	3,620,799
Group 1 Automotive, Inc.	5,758	370,412
Guess?, Inc.	120,112	3,727,075
Lithia Motors, Inc. Class A (sub. vtg.)	378,333	20,168,932
Office Depot, Inc. (a)(d)	780,937	3,022,226
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Penske Automotive Group, Inc.	15,818	$ 483,082
PetSmart, Inc.	26,802	1,795,466
Rent-A-Center, Inc.	127,043	4,770,465
Ross Stores, Inc.	35,206	2,281,701
Signet Jewelers Ltd.	222,152	14,979,709
Sonic Automotive, Inc. Class A (sub. vtg.)	520,699	11,007,577
Staples, Inc.	326,700	5,181,462
The Men's Wearhouse, Inc.	103,003	3,898,664
TJX Companies, Inc.	143,855	7,201,381
Tsutsumi Jewelry Co. Ltd.	36,700	842,343
		114,422,738
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	78,500	8,495,206
Crocs, Inc. (a)	202,600	3,342,900
G-III Apparel Group Ltd. (a)	298,499	14,363,772
Page Industries Ltd.	8,386	577,053
PVH Corp.	64,142	8,020,957
		34,799,888
TOTAL CONSUMER DISCRETIONARY		577,244,262
CONSUMER STAPLES - 4.8%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc.	135,946	6,244,000
Food & Staples Retailing - 1.4%
Kroger Co.	1,116,748	38,572,476
Food Products - 2.6%
Archer Daniels Midland Co.	1,232,598	41,797,386
Britannia Industries Ltd.	82,351	932,748
ConAgra Foods, Inc.	200,337	6,997,771
Ingredion, Inc.	147,813	9,699,489
Lancaster Colony Corp.	21,960	1,712,660
Post Holdings, Inc. (a)	40,765	1,779,800
SunOpta, Inc. (a)	352,900	2,677,705
Want Want China Holdings Ltd.	5,470,000	7,701,394
		73,298,953
Household Products - 0.6%
Energizer Holdings, Inc.	111,502	11,207,066
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Jyothy Laboratories Ltd.	268,500	$ 812,270
Spectrum Brands Holdings, Inc.	58,433	3,323,085
		15,342,421
TOTAL CONSUMER STAPLES		133,457,850
ENERGY - 4.1%
Energy Equipment & Services - 1.7%
Dresser-Rand Group, Inc. (a)	158,486	9,505,990
Ensco PLC Class A	209,166	12,156,728
McDermott International, Inc. (a)	348,872	2,853,773
Noble Corp.	232,987	8,755,651
Oceaneering International, Inc.	80,633	5,821,703
Oil States International, Inc. (a)	51,526	4,773,369
TETRA Technologies, Inc. (a)	159,352	1,634,952
Unit Corp. (a)	41,764	1,778,311
		47,280,477
Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.	35,196	2,950,481
Canadian Natural Resources Ltd.	159,100	4,485,419
Continental Resources, Inc. (a)	18,921	1,628,341
Denbury Resources, Inc. (a)	341,668	5,917,690
Emerald Oil, Inc. warrants 2/4/16 (a)	56,881	1
Energen Corp.	146,765	7,669,939
Energy XXI (Bermuda) Ltd.	105,353	2,336,730
Marathon Oil Corp.	248,589	8,596,208
Marathon Petroleum Corp.	117,053	8,317,786
Oasis Petroleum, Inc. (a)	173,700	6,751,719
Phillips 66	54,960	3,237,694
Rosetta Resources, Inc. (a)	161,309	6,858,859
Valero Energy Corp.	60,320	2,097,326
Whiting Petroleum Corp. (a)	115,116	5,305,696
		66,153,889
TOTAL ENERGY		113,434,366
FINANCIALS - 14.8%
Capital Markets - 4.8%
Affiliated Managers Group, Inc. (a)	44,057	7,222,705
AllianceBernstein Holding LP	666,877	13,884,379
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Ameriprise Financial, Inc.	41,600	$ 3,364,608
BlackRock, Inc. Class A	96,455	24,774,467
E*TRADE Financial Corp. (a)	164,700	2,085,102
Invesco Ltd.	745,437	23,704,897
Janus Capital Group, Inc.	186,900	1,590,519
Marusan Securities Co. Ltd.	356,000	2,175,986
Monex Group, Inc.	12,735	4,598,523
SEI Investments Co.	849,059	24,138,747
The Blackstone Group LP	750,700	15,809,742
Virtus Investment Partners, Inc. (a)	24,581	4,332,893
Waddell & Reed Financial, Inc. Class A	89,900	3,910,650
Walter Investment Management Corp. (a)	83,174	2,812,113
		134,405,331
Commercial Banks - 3.8%
BB&T Corp.	91,518	3,100,630
City National Corp.	61,195	3,877,927
Comerica, Inc.	290,200	11,558,666
Commerce Bancshares, Inc.	236,610	10,306,732
Cullen/Frost Bankers, Inc.	43,484	2,903,427
East West Bancorp, Inc.	128,335	3,529,213
First Commonwealth Financial Corp.	209,787	1,546,130
First Niagara Financial Group, Inc.	1,172,537	11,807,448
Huntington Bancshares, Inc.	2,627,116	20,701,674
IBERIABANK Corp.	48,100	2,578,641
PrivateBancorp, Inc.	495,948	10,519,057
SCBT Financial Corp. (d)	20,077	1,011,680
Shinsei Bank Ltd.	5,274,000	11,976,458
SunTrust Banks, Inc.	256,871	8,109,417
Synovus Financial Corp.	896,227	2,616,983
		106,144,083
Consumer Finance - 2.1%
ACOM Co. Ltd. (a)	123,860	3,940,314
American Express Co.	102,500	7,662,900
Credit Acceptance Corp. (a)	83,277	8,748,249
Credit Saison Co. Ltd.	124,600	3,130,833
Discover Financial Services	36,528	1,740,194
First Cash Financial Services, Inc. (a)	27,559	1,356,178
Hitachi Capital Corp.	217,200	4,292,273
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Portfolio Recovery Associates, Inc. (a)	83,754	$ 12,867,127
SLM Corp.	599,915	13,714,057
		57,452,125
Diversified Financial Services - 0.3%
CRISIL Ltd.	45,808	854,019
ORIX Corp.	398,200	5,434,124
The NASDAQ Stock Market, Inc.	62,468	2,048,326
		8,336,469
Insurance - 1.4%
Assured Guaranty Ltd.	279,670	6,169,520
Hanover Insurance Group, Inc.	89,375	4,373,119
Lincoln National Corp.	61,945	2,259,134
Old Republic International Corp.	931,900	11,993,553
Protective Life Corp.	213,939	8,217,397
Reinsurance Group of America, Inc.	93,985	6,495,303
		39,508,026
Real Estate Investment Trusts - 0.3%
Coresite Realty Corp.	173,846	5,530,041
Corrections Corp. of America	38,039	1,288,381
Extra Space Storage, Inc.	15,229	638,552
Kite Realty Group Trust	227,829	1,373,809
		8,830,783
Real Estate Management & Development - 1.5%
Altisource Asset Management Corp. (a)	25,603	6,912,810
Altisource Portfolio Solutions SA	131,452	12,367,004
Altisource Residential Corp. Class B (a)	85,344	1,424,391
Jones Lang LaSalle, Inc.	171,606	15,640,171
Wharf Holdings Ltd.	632,000	5,312,807
		41,657,183
Thrifts & Mortgage Finance - 0.6%
Nationstar Mortgage Holdings, Inc. (a)(d)	323,980	12,129,811
Ocwen Financial Corp. (a)	83,053	3,423,445
		15,553,256
TOTAL FINANCIALS		411,887,256
HEALTH CARE - 8.8%
Biotechnology - 2.0%
Amgen, Inc.	71,700	7,073,922
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	11,300	$ 2,431,760
Celgene Corp. (a)	41,685	4,873,393
InterMune, Inc. (a)	119,399	1,148,618
Puma Biotechnology, Inc. (a)	23,000	1,020,510
Regeneron Pharmaceuticals, Inc. (a)	9,886	2,223,164
United Therapeutics Corp. (a)	359,523	23,663,804
Vertex Pharmaceuticals, Inc. (a)	161,806	12,923,445
		55,358,616
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	2,451,349	22,724,005
Greatbatch, Inc. (a)	147,053	4,821,868
Hill-Rom Holdings, Inc.	136,123	4,584,623
Hologic, Inc. (a)	31,479	607,545
St. Jude Medical, Inc.	86,871	3,963,924
Stryker Corp.	246,100	15,917,748
SurModics, Inc. (a)	112,118	2,243,481
Trinity Biotech PLC sponsored ADR	318,868	5,372,926
		60,236,120
Health Care Providers & Services - 2.5%
AMN Healthcare Services, Inc. (a)	608,020	8,706,846
Community Health Systems, Inc.	287,237	13,465,671
HCA Holdings, Inc.	283,378	10,218,611
Health Management Associates, Inc. Class A (a)	623,651	9,803,794
Health Net, Inc. (a)	71,200	2,265,584
Healthways, Inc. (a)	158,819	2,760,274
Humana, Inc.	4,512	380,723
Miraca Holdings, Inc.	105,000	4,825,058
Omnicare, Inc.	79,666	3,800,865
PharMerica Corp. (a)	31,159	431,864
Team Health Holdings, Inc. (a)	11,494	472,059
Tenet Healthcare Corp. (a)	167,232	7,709,395
VCA Antech, Inc. (a)	227,798	5,943,250
		70,783,994
Life Sciences Tools & Services - 0.9%
Bruker BioSciences Corp. (a)	394,251	6,367,154
Cambrex Corp. (a)	88,764	1,240,033
Thermo Fisher Scientific, Inc.	200,138	16,937,679
		24,544,866
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.2%
Actavis, Inc. (a)	111,100	$ 14,023,042
Cadila Healthcare Ltd.	1	7
Hospira, Inc. (a)	101,500	3,888,465
Jazz Pharmaceuticals PLC (a)	76,505	5,258,189
Valeant Pharmaceuticals International, Inc. (Canada) (a)	131,200	11,312,367
		34,482,070
TOTAL HEALTH CARE		245,405,666
INDUSTRIALS - 16.3%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. (a)	102,700	6,478,316
Esterline Technologies Corp. (a)	106,134	7,672,427
Hexcel Corp. (a)	126,518	4,307,938
Precision Castparts Corp.	7,300	1,649,873
Textron, Inc.	127,900	3,331,795
Triumph Group, Inc.	42,951	3,399,572
		26,839,921
Air Freight & Logistics - 0.2%
Forward Air Corp.	34,156	1,307,492
Hub Group, Inc. Class A (a)	98,192	3,576,153
		4,883,645
Airlines - 2.4%
Alaska Air Group, Inc. (a)	142,979	7,434,908
Copa Holdings SA Class A	118,332	15,515,692
Delta Air Lines, Inc.	444,363	8,314,032
Ryanair Holdings PLC sponsored ADR	98,830	5,092,710
Southwest Airlines Co.	2,038,911	26,281,563
Spirit Airlines, Inc. (a)	104,715	3,326,796
		65,965,701
Building Products - 0.0%
Gibraltar Industries, Inc. (a)	47,479	691,294
Commercial Services & Supplies - 1.1%
Copart, Inc. (a)	86,655	2,668,974
Edenred SA	19,134	585,286
G&K Services, Inc. Class A	74,888	3,564,669
Mine Safety Appliances Co.	16,700	777,385
Performant Financial Corp.	68,087	789,128
Republic Services, Inc.	309,684	10,510,675
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Steelcase, Inc. Class A	239,968	$ 3,498,733
UniFirst Corp.	54,178	4,943,743
West Corp.	75,100	1,662,714
		29,001,307
Construction & Engineering - 1.3%
Dycom Industries, Inc. (a)	146,534	3,390,797
Fluor Corp.	304,097	18,035,993
Foster Wheeler AG (a)	347,618	7,546,787
Tutor Perini Corp. (a)	80,586	1,457,801
URS Corp.	129,035	6,093,033
		36,524,411
Electrical Equipment - 0.8%
AMETEK, Inc.	58,264	2,464,567
EnerSys	42,645	2,091,311
Generac Holdings, Inc.	406,782	15,055,002
Roper Industries, Inc.	18,020	2,238,444
		21,849,324
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	267,576	16,672,661
Max India Ltd.	969,288	3,256,305
		19,928,966
Machinery - 2.4%
AGCO Corp.	152,962	7,677,163
Crane Co.	145,020	8,689,598
Harsco Corp.	197,198	4,573,022
IDEX Corp.	38,754	2,085,353
Ingersoll-Rand PLC	459,072	25,487,677
Joy Global, Inc.	14,800	718,244
Kitz Corp.	74,700	371,608
Pentair Ltd.	28,629	1,651,607
Snap-On, Inc.	89,936	8,038,480
Terex Corp. (a)	180,542	4,748,255
Woodward, Inc.	76,919	3,076,760
		67,117,767
Professional Services - 4.2%
Corporate Executive Board Co.	134,335	8,492,659
Dun & Bradstreet Corp.	208,290	20,297,861
Equifax, Inc.	444,697	26,205,994
Insperity, Inc.	71,663	2,171,389
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Kelly Services, Inc. Class A (non-vtg.)	277,518	$ 4,848,239
Manpower, Inc.	503,114	27,570,647
Nielsen Holdings B.V.	401,634	13,490,886
Randstad Holding NV	81,600	3,345,761
Towers Watson & Co.	87,844	7,197,937
TrueBlue, Inc. (a)	199,146	4,192,023
		117,813,396
Road & Rail - 1.7%
Con-way, Inc.	499,287	19,452,222
Hertz Global Holdings, Inc. (a)	851,140	21,108,272
Old Dominion Freight Lines, Inc. (a)	85,686	3,566,251
Roadrunner Transportation Systems, Inc. (a)	93,362	2,599,198
		46,725,943
Trading Companies & Distributors - 0.5%
CAI International, Inc. (a)	228,187	5,378,368
United Rentals, Inc. (a)	192,841	9,624,694
		15,003,062
TOTAL INDUSTRIALS		452,344,737
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. (a)	1,191,422	6,862,591
Finisar Corp. (a)	142,982	2,423,545
Juniper Networks, Inc. (a)	841,090	16,241,448
Motorola Solutions, Inc.	39,600	2,286,108
		27,813,692
Computers & Peripherals - 0.9%
Cray, Inc. (a)	175,295	3,442,794
Diebold, Inc.	98,500	3,318,465
EMC Corp.	503,181	11,885,135
Gemalto NV (d)	16,748	1,516,410
NCR Corp. (a)	147,657	4,871,204
		25,034,008
Electronic Equipment & Components - 3.8%
Arrow Electronics, Inc. (a)	479,693	19,115,766
Avnet, Inc. (a)	278,357	9,352,795
Benchmark Electronics, Inc. (a)	224,251	4,507,445
Flextronics International Ltd. (a)	2,361,970	18,281,648
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Jabil Circuit, Inc.	729,692	$ 14,871,123
Plexus Corp. (a)	13,789	412,153
TE Connectivity Ltd.	525,542	23,933,183
Tech Data Corp. (a)	120,633	5,680,608
Universal Display Corp. (a)	36,651	1,030,260
Vishay Intertechnology, Inc. (a)(d)	555,209	7,711,853
		104,896,834
Internet Software & Services - 0.8%
Angie's List, Inc. (a)	129,900	3,448,845
Mail.Ru Group Ltd. GDR (Reg. S)	139,300	3,992,338
Web.com Group, Inc. (a)	179,478	4,594,637
Yahoo!, Inc. (a)	343,100	8,615,241
		20,651,061
IT Services - 7.9%
Alliance Data Systems Corp. (a)(d)	141,228	25,566,505
Computer Task Group, Inc.	344,057	7,902,989
CoreLogic, Inc. (a)	43,906	1,017,302
Euronet Worldwide, Inc. (a)	429,567	13,686,005
Fidelity National Information Services, Inc.	503,276	21,560,344
Fiserv, Inc. (a)	351,442	30,719,545
FleetCor Technologies, Inc. (a)	396,093	32,202,361
Gartner, Inc. Class A (a)	205,180	11,693,208
Genpact Ltd.	304,573	5,859,985
Heartland Payment Systems, Inc.	133,325	4,966,356
Jack Henry & Associates, Inc.	59,800	2,818,374
NeuStar, Inc. Class A (a)	343,342	16,713,889
Sapient Corp. (a)	922,329	12,045,617
Teletech Holdings, Inc. (a)	598,529	14,023,534
Vantiv, Inc. (a)	137,700	3,800,520
VeriFone Systems, Inc. (a)	98,356	1,653,364
Visa, Inc. Class A	77,086	14,087,467
		220,317,365
Semiconductors & Semiconductor Equipment - 5.2%
ASML Holding NV	58,491	4,626,638
Avago Technologies Ltd.	298,448	11,155,986
Broadcom Corp. Class A	328,589	11,093,165
Entegris, Inc. (a)	278,432	2,614,476
Freescale Semiconductor Holdings I Ltd. (a)(d)	1,287,980	17,452,129
Integrated Device Technology, Inc. (a)	250,608	1,989,828
International Rectifier Corp. (a)	158,648	3,322,089
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp.	103,706	$ 5,779,535
Lam Research Corp. (a)	362,429	16,070,102
LSI Corp. (a)	1,018,972	7,275,460
NVIDIA Corp.	1,101,080	15,448,152
PDF Solutions, Inc. (a)	417,470	7,693,972
PMC-Sierra, Inc. (a)	808,190	5,132,007
Semtech Corp. (a)	143,210	5,016,646
Skyworks Solutions, Inc. (a)	868,456	19,010,502
SunEdison, Inc. (a)	304,362	2,486,638
Taiwan Semiconductor Manufacturing Co. Ltd.	1,395,000	5,050,203
Teradyne, Inc. (a)	196,300	3,448,991
		144,666,519
Software - 3.2%
Autodesk, Inc. (a)	127,700	4,334,138
Compuware Corp.	780,845	8,081,746
Electronic Arts, Inc. (a)	904,410	20,774,298
Intuit, Inc.	348,893	21,292,940
Mentor Graphics Corp.	1,060,893	20,740,458
Symantec Corp.	587,279	13,196,159
Take-Two Interactive Software, Inc. (a)	75,501	1,130,250
		89,549,989
TOTAL INFORMATION TECHNOLOGY		632,929,468
MATERIALS - 5.5%
Chemicals - 2.7%
Albemarle Corp.	216,042	13,457,256
Ashland, Inc.	131,531	10,982,839
Axiall Corp.	21,640	921,431
Berger Paints India Ltd.	89,662	345,647
Cytec Industries, Inc.	7,388	541,171
Eastman Chemical Co.	14,848	1,039,508
FMC Corp.	24,922	1,521,737
Landec Corp. (a)	382,108	5,047,647
LyondellBasell Industries NV Class A	261,914	17,354,422
Olin Corp.	277,070	6,627,514
Pidilite Industries Ltd. (a)	915,672	4,109,780
PolyOne Corp.	297,083	7,361,717
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Valspar Corp.	16,247	$ 1,050,693
W.R. Grace & Co. (a)	60,686	5,100,051
		75,461,413
Construction Materials - 0.0%
Eagle Materials, Inc.	17,600	1,166,352
Containers & Packaging - 0.6%
Packaging Corp. of America	68,300	3,343,968
Rock-Tenn Co. Class A	122,500	12,235,300
		15,579,268
Metals & Mining - 1.4%
Barrick Gold Corp.	113,100	1,785,167
Compass Minerals International, Inc.	20,402	1,724,581
Detour Gold Corp. (a)	76,700	601,669
Goldcorp, Inc.	294,700	7,319,163
IAMGOLD Corp.	835,995	3,513,452
Kinross Gold Corp.	461,800	2,366,741
New Gold, Inc. (a)	977,900	6,332,128
Newmont Mining Corp.	117,363	3,515,022
Osisko Mining Corp. (a)	1,446,300	4,785,703
Royal Gold, Inc.	90,073	3,790,272
Yamana Gold, Inc.	217,016	2,069,669
		37,803,567
Paper & Forest Products - 0.8%
Boise Cascade Co.	193,090	4,906,417
International Paper Co.	426,873	18,914,743
		23,821,160
TOTAL MATERIALS		153,831,760
UTILITIES - 0.2%
Gas Utilities - 0.2%
Towngas China Co. Ltd.	562,000	559,388
UGI Corp.	148,980	5,826,608
		6,385,996
TOTAL COMMON STOCKS (Cost $2,305,089,694)		2,726,921,361
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	2,423	$ 2,289,735
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	140,930	3,671,227
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,669,047)		5,960,962
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.13% (b)	82,478,882	82,478,882
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	46,641,321	46,641,321
TOTAL MONEY MARKET FUNDS (Cost $129,120,203)		129,120,203
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $2,438,878,944)		2,862,002,526
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(82,043,738)
NET ASSETS - 100%		$ 2,779,958,788
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,289,735 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 65,292
Fidelity Securities Lending Cash Central Fund	141,472
Total	$ 206,764
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 577,244,262	$ 565,443,499	$ 11,800,763	$ -
Consumer Staples	133,457,850	133,457,850	-	-
Energy	113,434,366	113,434,365	1	-
Financials	417,848,218	380,009,972	37,838,246	-
Health Care	245,405,666	240,580,608	4,825,058	-
Industrials	452,344,737	451,973,129	371,608	-
Information Technology	632,929,468	627,879,265	5,050,203	-
Materials	153,831,760	153,831,760	-	-
Utilities	6,385,996	6,385,996	-	-
Money Market Funds	129,120,203	129,120,203	-	-
Total Investments in Securities:	$ 2,862,002,526	$ 2,802,116,647	$ 59,885,879	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 83,042,185
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.6%
Bermuda	2.4%
Japan	1.9%
Canada	1.8%
Ireland	1.7%
Netherlands	1.5%
Switzerland	1.5%
Singapore	1.1%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,473,229) - See accompanying schedule: Unaffiliated issuers (cost $2,309,758,741)	$ 2,732,882,323
Fidelity Central Funds (cost $129,120,203)	129,120,203
Total Investments (cost $2,438,878,944)		$ 2,862,002,526
Cash		81,594
Foreign currency held at value (cost $1,031,586)		1,031,671
Receivable for investments sold		19,788,152
Receivable for fund shares sold		4,234,805
Dividends receivable		1,520,041
Interest receivable		2,302
Distributions receivable from Fidelity Central Funds		41,943
Other receivables		68,185
Total assets		2,888,771,219

Liabilities
Payable for investments purchased	$ 56,301,264
Payable for fund shares redeemed	3,206,178
Accrued management fee	1,293,528
Distribution and service plan fees payable	616,329
Other affiliated payables	698,748
Other payables and accrued expenses	55,063
Collateral on securities loaned, at value	46,641,321
Total liabilities		108,812,431

Net Assets		$ 2,779,958,788
Net Assets consist of:
Paid in capital		$ 2,158,183,578
Undistributed net investment income		3,098,836
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		195,553,337
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		423,123,037
Net Assets		$ 2,779,958,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($958,446,300 ÷ 49,845,068 shares)	$ 19.23

Maximum offering price per share (100/94.25 of $19.23)	$ 20.40
Class T: Net Asset Value and redemption price per share ($400,751,978 ÷ 21,098,679 shares)	$ 18.99

Maximum offering price per share (100/96.50 of $18.99)	$ 19.68
Class B: Net Asset Value and offering price per share ($36,794,676 ÷ 2,024,051 shares)A	$ 18.18

Class C: Net Asset Value and offering price per share ($252,463,092 ÷ 13,863,155 shares)A	$ 18.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,131,502,742 ÷ 57,853,422 shares)	$ 19.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 18,335,503
Interest		2,473
Income from Fidelity Central Funds		206,764
Total income		18,544,740

Expenses
Management fee	$ 7,605,278
Transfer agent fees	3,704,044
Distribution and service plan fees	3,686,047
Accounting and security lending fees	408,297
Custodian fees and expenses	55,419
Independent trustees' compensation	8,210
Registration fees	73,443
Audit	56,338
Legal	2,852
Interest	711
Miscellaneous	15,471
Total expenses before reductions	15,616,110
Expense reductions	(200,832)	15,415,278
Net investment income (loss)		3,129,462
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	212,226,515
Foreign currency transactions	14,884
Total net realized gain (loss)		212,241,399
Change in net unrealized appreciation (depreciation) on: Investment securities	82,073,318
Assets and liabilities in foreign currencies	(3,479)
Total change in net unrealized appreciation (depreciation)		82,069,839
Net gain (loss)		294,311,238
Net increase (decrease) in net assets resulting from operations		$ 297,440,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,129,462	$ 10,906,709
Net realized gain (loss)	212,241,399	233,160,212
Change in net unrealized appreciation (depreciation)	82,069,839	142,230,013
Net increase (decrease) in net assets resulting from operations	297,440,700	386,296,934
Distributions to shareholders from net investment income	-	(1,913,985)
Distributions to shareholders from net realized gain	(34,338,579)	(125,035,080)
Total distributions	(34,338,579)	(126,949,065)
Share transactions - net increase (decrease)	(45,778,094)	(729,148,287)
Total increase (decrease) in net assets	217,324,027	(469,800,418)

Net Assets
Beginning of period	2,562,634,761	3,032,435,179
End of period (including undistributed net investment income of $3,098,836 and accumulated net investment loss of $30,626, respectively)	$ 2,779,958,788	$ 2,562,634,761

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 16.02	$ 17.90	$ 14.17	$ 10.30	$ 17.05
Income from Investment Operations
Net investment income (loss) E	.02	.07	(.05)	(.02)	- K	.01
Net realized and unrealized gain (loss)	2.02	2.22	(1.83)	3.78	3.93	(6.68)
Total from investment operations	2.04	2.29	(1.88)	3.76	3.93	(6.67)
Distributions from net realized gain	(.24)	(.88)	-	(.03)	(.06)	(.08)
Net asset value, end of period	$ 19.23	$ 17.43	$ 16.02	$ 17.90	$ 14.17	$ 10.30
Total Return B, C, D	11.73%	14.41%	(10.50)%	26.56%	38.17%	(39.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.15%	1.16%	1.16%	1.18%	1.22%
Expenses net of fee waivers, if any	1.11% A	1.15%	1.16%	1.16%	1.18%	1.22%
Expenses net of all reductions	1.09% A	1.13%	1.15%	1.15%	1.17%	1.21%
Net investment income (loss)	.26% A	.38%	(.27)%	(.13)%	-% H	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 958,446	$ 929,707	$ 1,323,551	$ 1,525,295	$ 790,594	$ 515,659
Portfolio turnover rate G	135% A	186%	80%	42%	60%	147% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.23	$ 15.88	$ 17.79	$ 14.11	$ 10.26	$ 17.01
Income from Investment Operations
Net investment income (loss) E	-J	.03	(.08)	(.05)	(.03)	(.03)
Net realized and unrealized gain (loss)	2.00	2.20	(1.83)	3.76	3.91	(6.64)
Total from investment operations	2.00	2.23	(1.91)	3.71	3.88	(6.67)
Distributions from net realized gain	(.24)	(.88)	-	(.03)	(.03)	(.08)
Net asset value, end of period	$ 18.99	$ 17.23	$ 15.88	$ 17.79	$ 14.11	$ 10.26
Total Return B, C, D	11.64%	14.16%	(10.74)%	26.31%	37.82%	(39.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.35%	1.35%	1.37%	1.42%	1.43%
Expenses net of fee waivers, if any	1.33% A	1.35%	1.35%	1.37%	1.42%	1.43%
Expenses net of all reductions	1.31% A	1.33%	1.34%	1.37%	1.41%	1.42%
Net investment income (loss)	.04% A	.18%	(.46)%	(.34)%	(.23)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400,752	$ 388,598	$ 420,604	$ 523,899	$ 416,952	$ 311,520
Portfolio turnover rate G	135% A	186%	80%	42%	60%	147% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 15.37	$ 17.31	$ 13.81	$ 10.07	$ 16.79
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	(.17)	(.13)	(.09)	(.10)
Net realized and unrealized gain (loss)	1.92	2.12	(1.77)	3.66	3.83	(6.54)
Total from investment operations	1.87	2.06	(1.94)	3.53	3.74	(6.64)
Distributions from net realized gain	(.24)	(.88)	-	(.03)	-	(.08)
Net asset value, end of period	$ 18.18	$ 16.55	$ 15.37	$ 17.31	$ 13.81	$ 10.07
Total Return B, C, D	11.33%	13.52%	(11.21)%	25.58%	37.14%	(39.73)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	1.91%	1.91%	1.91%	1.96%	1.99%
Expenses net of fee waivers, if any	1.90% A	1.91%	1.91%	1.91%	1.96%	1.99%
Expenses net of all reductions	1.89% A	1.88%	1.90%	1.91%	1.95%	1.98%
Net investment income (loss)	(.54)% A	(.38)%	(1.02)%	(.88)%	(.78)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,795	$ 43,996	$ 57,534	$ 83,330	$ 73,184	$ 57,954
Portfolio turnover rate G	135% A	186%	80%	42%	60%	147% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.58	$ 15.39	$ 17.32	$ 13.81	$ 10.07	$ 16.80
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	(.17)	(.13)	(.09)	(.10)
Net realized and unrealized gain (loss)	1.91	2.13	(1.76)	3.67	3.83	(6.55)
Total from investment operations	1.87	2.07	(1.93)	3.54	3.74	(6.65)
Distributions from net realized gain	(.24)	(.88)	-	(.03)	-	(.08)
Net asset value, end of period	$ 18.21	$ 16.58	$ 15.39	$ 17.32	$ 13.81	$ 10.07
Total Return B, C, D	11.30%	13.57%	(11.14)%	25.65%	37.14%	(39.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.86% A	1.88%	1.87%	1.88%	1.94%	1.98%
Expenses net of fee waivers, if any	1.86% A	1.88%	1.87%	1.88%	1.94%	1.98%
Expenses net of all reductions	1.85% A	1.86%	1.86%	1.88%	1.93%	1.97%
Net investment income (loss)	(.49)% A	(.35)%	(.98)%	(.85)%	(.76)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 252,463	$ 233,542	$ 258,215	$ 299,688	$ 217,164	$ 156,528
Portfolio turnover rate G	135% A	186%	80%	42%	60%	147% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.70	$ 16.25	$ 18.12	$ 14.31	$ 10.39	$ 17.15
Income from Investment Operations
Net investment income (loss) D	.05	.11	- I	.02	.03	.04
Net realized and unrealized gain (loss)	2.05	2.26	(1.87)	3.82	3.98	(6.72)
Total from investment operations	2.10	2.37	(1.87)	3.84	4.01	(6.68)
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	(.24)	(.88)	-	(.03)	(.09)	(.08)
Total distributions	(.24)	(.92)	-	(.03)	(.09)	(.08)
Net asset value, end of period	$ 19.56	$ 17.70	$ 16.25	$ 18.12	$ 14.31	$ 10.39
Total Return B, C	11.89%	14.67%	(10.32)%	26.86%	38.55%	(39.13)%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.90%	.90%	.90%	.95%	.97%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	.95%	.97%
Expenses net of all reductions	.88% A	.88%	.89%	.90%	.94%	.96%
Net investment income (loss)	.47% A	.63%	(.02)%	.13%	.23%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,131,503	$ 966,792	$ 972,531	$ 950,940	$ 535,875	$ 402,675
Portfolio turnover rate F	135% A	186%	80%	42%	60%	147% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In June 2013, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class Z on or about August 13, 2013. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 470,408,969
Gross unrealized depreciation	(52,215,015)
Net unrealized appreciation (depreciation) on securities and other investments	$ 418,193,954

Tax cost	$ 2,443,808,572

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (6,808,536)

The Fund acquired $6,808,536 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,702,134 per year.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,790,278,081 and $1,910,983,463, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .55% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,213,646	$ 25,449
Class T	.25%	.25%	1,015,890	16,318
Class B	.75%	.25%	208,628	157,600
Class C	.75%	.25%	1,247,883	102,079
			$ 3,686,047	$ 301,446

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 90,131
Class T	14,135
Class B*	17,707
Class C*	7,846
$ 129,819

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,256,743.26
Class T	467,472.23
Class B	63,138.30
Class C	326,249.26
Institutional Class	1,590,442.30
	$ 3,704,044

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,388 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,028,000.39%		$ 711

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,564 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $141,472, including $1,114 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $200,806 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Institutional Class	$ -	$ 1,913,985
From net realized gain
Class A	$ 12,291,567	$ 45,477,477
Class T	5,192,632	19,107,017
Class B	597,799	2,284,191
Class C	3,291,573	11,934,510
Institutional Class	12,965,008	46,231,885
Total	$ 34,338,579	$ 125,035,080

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Class A
Shares sold	3,871,114	13,667,395	$ 72,731,601	$ 238,850,934
Reinvestment of distributions	627,449	2,506,427	11,620,373	42,859,902
Shares redeemed	(8,006,236)	(45,454,317)	(150,205,098)	(789,341,888)
Net increase (decrease)	(3,507,673)	(29,280,495)	$ (65,853,124)	$ (507,631,052)
Class T
Shares sold	1,832,666	3,527,446	$ 34,160,901	$ 61,068,430
Reinvestment of distributions	269,479	1,072,407	4,934,161	18,134,396
Shares redeemed	(3,550,681)	(8,536,501)	(66,012,073)	(147,707,318)
Net increase (decrease)	(1,448,536)	(3,936,648)	$ (26,917,011)	$ (68,504,492)
Class B
Shares sold	24,786	46,541	$ 439,124	$ 777,999
Reinvestment of distributions	31,707	130,661	556,766	2,123,240
Shares redeemed	(690,607)	(1,262,788)	(12,290,811)	(21,119,676)
Net increase (decrease)	(634,114)	(1,085,586)	$ (11,294,921)	$ (18,218,437)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Class C
Shares sold	935,951	1,456,138	$ 16,661,160	$ 24,388,070
Reinvestment of distributions	167,324	653,779	2,943,231	10,636,987
Shares redeemed	(1,328,574)	(4,803,300)	(23,675,606)	(80,054,915)
Net increase (decrease)	(225,299)	(2,693,383)	$ (4,071,215)	$ (45,029,858)
Institutional Class
Shares sold	8,861,253	14,326,778	$ 170,151,160	$ 254,086,166
Reinvestment of distributions	629,730	2,506,041	11,851,280	43,613,938
Shares redeemed	(6,252,434)	(22,067,425)	(119,644,263)	(387,464,552)
Net increase (decrease)	3,238,549	(5,234,606)	$ 62,358,177	$ (89,764,448)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AMPI-USAN-0813
1.801447.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2013